Taxation - Change in deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (2,205)	£ (1,845)
Exchange differences	134	(153)
Recognised in income statement	74	21
Reclassification		35
Recognised in other comprehensive loss and equity	66	(207)
Tax rate change – recognised in income statement	(11)	(3)
Tax rate change – recognised in other comprehensive loss and equity		(20)
Acquisition of subsidiaries	(71)	(31)
Transfer from asset held for sale	(34)
Sale of businesses	5	(2)
Ending balance	(2,042)	(2,205)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	63	57
Exchange differences	1	3
Recognised in income statement	(15)	2
Reclassification		0
Recognised in other comprehensive loss and equity	0	0
Tax rate change – recognised in income statement	0	1
Tax rate change – recognised in other comprehensive loss and equity		0
Acquisition of subsidiaries	0	0
Transfer from asset held for sale	0
Sale of businesses	0	0
Ending balance	49	63
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	353	244
Exchange differences	(10)	17
Recognised in income statement	24	74
Reclassification		(7)
Recognised in other comprehensive loss and equity	(50)	20
Tax rate change – recognised in income statement	3	0
Tax rate change – recognised in other comprehensive loss and equity		2
Acquisition of subsidiaries	0	0
Transfer from asset held for sale	5
Sale of businesses	(4)	3
Ending balance	321	353
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(468)	(381)
Exchange differences	33	(21)
Recognised in income statement	(30)	(42)
Reclassification		2
Recognised in other comprehensive loss and equity	(6)	(20)
Tax rate change – recognised in income statement	(1)	(1)
Tax rate change – recognised in other comprehensive loss and equity		0
Acquisition of subsidiaries	0	0
Transfer from asset held for sale	(2)
Sale of businesses	10	(5)
Ending balance	(464)	(468)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,892)	(1,636)
Exchange differences	113	(155)
Recognised in income statement	93	(3)
Reclassification		40
Recognised in other comprehensive loss and equity	(30)	(104)
Tax rate change – recognised in income statement	(12)	(3)
Tax rate change – recognised in other comprehensive loss and equity		0
Acquisition of subsidiaries	(71)	(31)
Transfer from asset held for sale	(37)
Sale of businesses	0	0
Ending balance	(1,836)	(1,892)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(261)	(129)
Exchange differences	(3)	3
Recognised in income statement	2	(10)
Reclassification		0
Recognised in other comprehensive loss and equity	152	(103)
Tax rate change – recognised in income statement	(1)	0
Tax rate change – recognised in other comprehensive loss and equity		(22)
Acquisition of subsidiaries	0	0
Transfer from asset held for sale	0
Sale of businesses	(1)	0
Ending balance	£ (112)	£ (261)